Concentration of Credit Risk (Tables)	3 Months Ended
Mar. 31, 2015
Sales Revenue [Member]
Concentration Risk [Line Items]
Schedules Of Concentration Of Risk, By Risk Factor
For the three months ended March 31, 2015 and 2014, the following customers accounted for the following percentages of the Company’s sales, respectively.

Customer	2015	2014
A	30%	9%
B	28%	25%
C	18%	-%
D	3%	54%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedules Of Concentration Of Risk, By Risk Factor
As of March 31, 2015 and December 31, 2014, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2015	2014
A	35%	22%
B	17%	-%
C	16%	-%
D	12%	25%
E	-%	35%